Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Common Stocks - 98.2%
Aerospace & Defense - 1.0%
General Dynamics Corp.	142	$31,378
Lockheed Martin Corp.	1,902	777,842
		809,220
Automobiles - 3.2%
General Motors Co.	7,121	234,780
Tesla, Inc. *	9,728	2,434,140
		2,668,920
Beverages - 1.8%
Coca-Cola Co. (The)	482	26,983
PepsiCo, Inc.	8,653	1,466,164
		1,493,147
Biotechnology - 3.6%
AbbVie, Inc.	4,172	621,878
Amgen, Inc.	4,110	1,104,604
Exelixis, Inc. *	5,857	127,975
Horizon Therapeutics PLC *	763	88,271
Incyte Corp. *	10,211	589,890
Neurocrine Biosciences, Inc. *	2,126	239,175
Seagen, Inc. *	459	97,377
Ultragenyx Pharmaceutical, Inc. *	3,070	109,446
		2,978,616
Broadline Retail - 4.9%
Amazon.com, Inc. *	31,761	4,037,458
Nordstrom, Inc.	1,723	25,742
		4,063,200
Building Products - 0.7%
A O Smith Corp.	2,075	137,220
Builders FirstSource, Inc. *	1,791	222,962
Owens Corning	551	75,162
Trane Technologies PLC	584	118,499
		553,843
Capital Markets - 1.7%
Moody's Corp.	3,280	1,037,038
Nasdaq, Inc.	2,737	132,991
S&P Global, Inc.	513	187,455
		1,357,484
Chemicals - 1.4%
Ecolab, Inc.	765	129,591
Sherwin-Williams Co. (The)	4,118	1,050,296
		1,179,887
Commercial Services & Supplies - 0.4%
Cintas Corp.	528	253,973
Copart, Inc. *	257	11,074
Tetra Tech, Inc.	469	71,302
		336,349
Communications Equipment - 0.0%†
Arista Networks, Inc. *	196	36,050

Construction & Engineering - 0.7%
EMCOR Group, Inc.	1,379	290,128
Valmont Industries, Inc.	1,246	299,301
		589,429

	Shares/ Principal	Fair Value

Construction Materials - 0.0%†
Martin Marietta Materials, Inc.	77	$31,607

Consumer Staples Distribution & Retail - 1.1%
Sysco Corp.	5,486	362,350
Walmart, Inc.	3,134	501,221
		863,571
Electrical Equipment - 0.2%
AMETEK, Inc.	1,143	168,890

Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd. *	5,180	139,756
TE Connectivity Ltd.	5,217	644,456
		784,212
Entertainment - 1.5%
Electronic Arts, Inc.	2,955	355,782
Netflix, Inc. *	1,392	525,619
Playtika Holding Corp. *	17,398	167,543
Spotify Technology SA *	1,452	224,537
		1,273,481
Financial Services - 5.6%
Block, Inc. *	10,188	450,921
Fiserv, Inc. *	92	10,392
Jack Henry & Associates, Inc.	1,726	260,868
Mastercard, Inc., Class A	5,455	2,159,689
Visa, Inc., Class A	7,410	1,704,374
		4,586,244
Food Products - 0.7%
Archer-Daniels-Midland Co.	1,618	122,030
Hershey Co. (The)	2,091	418,367
		540,397
Ground Transportation - 0.2%
Saia, Inc. *	359	143,115

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	269	26,053
Dexcom, Inc. *	1,103	102,910
IDEXX Laboratories, Inc. *	613	268,046
Insulet Corp. *	96	15,311
Intuitive Surgical, Inc. *	502	146,729
ResMed, Inc.	1,140	168,572
Stryker Corp.	3,489	953,439
		1,681,060
Health Care Providers & Services - 2.3%
Elevance Health, Inc.	1,553	676,207
HCA Healthcare, Inc.	1,431	351,998
Tenet Healthcare Corp. *	1,334	87,897
UnitedHealth Group, Inc.	1,568	790,570
		1,906,672
Health Care Technology - 0.3%
Teladoc Health, Inc. *	12,765	237,301

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. *	117	360,822

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	6,865	$417,598
Expedia Group, Inc. *	195	20,099
McDonald's Corp.	1,502	395,687
Royal Caribbean Cruises Ltd. *	1,259	116,004
Travel + Leisure Co.	5,410	198,709
		1,508,919
Household Durables - 0.6%
DR Horton, Inc.	1,766	189,792
Leggett & Platt, Inc.	2,843	72,240
PulteGroup, Inc.	2,100	155,505
Toll Brothers, Inc.	234	17,307
TopBuild Corp. *	150	37,740
		472,584
Household Products - 0.4%
Kimberly-Clark Corp.	2,567	310,222

Insurance - 0.1%
Travelers Cos., Inc. (The)	313	51,116

Interactive Media & Services - 9.3%
Alphabet, Inc., Class A *	11,663	1,526,220
Alphabet, Inc., Class C *	18,323	2,415,888
Bumble, Inc., Class A *	2,252	33,600
Meta Platforms, Inc., Class A *	11,506	3,454,216
Pinterest, Inc., Class A *	4,096	110,715
Snap, Inc., Class A *	14,856	132,367
		7,673,006
IT Services - 0.8%
Accenture PLC, Class A	1,212	372,217
GoDaddy, Inc., Class A *	438	32,622
Snowflake, Inc., Class A *	1,037	158,423
VeriSign, Inc. *	551	111,594
		674,856
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	2,705	302,473
Bruker Corp.	432	26,914
		329,387
Machinery - 1.2%
Caterpillar, Inc.	427	116,571
Graco, Inc.	290	21,135
Illinois Tool Works, Inc.	1,417	326,349
Oshkosh Corp.	2,046	195,250
Otis Worldwide Corp.	3,366	270,324
Parker-Hannifin Corp.	108	42,068
		971,697
Media - 0.2%
Fox Corp., Class A	5,300	165,360

Oil, Gas & Consumable Fuels - 0.1%
Devon Energy Corp.	2,278	108,661

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	998	57,924
Eli Lilly and Co.	3,723	1,999,735

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Zoetis, Inc.	1,171	$203,730
		2,261,389
Professional Services - 0.1%
CACI International, Inc., Class A *	208	65,297

Real Estate Management & Development - 0.0%†
Zillow Group, Inc., Class A *	49	2,195

Residential REITs - 0.0%†
Camden Property Trust	259	24,496

Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. *	359	36,912
Applied Materials, Inc.	8,897	1,231,790
ARM Holdings PLC, ADR *	1,751	93,713
Axcelis Technologies, Inc. *	130	21,196
Broadcom, Inc.	741	615,460
Intel Corp.	5,932	210,883
KLA Corp.	163	74,761
Lam Research Corp.	806	505,177
MaxLinear, Inc. *	1,161	25,832
NVIDIA Corp.	9,421	4,098,041
NXP Semiconductors NV	212	42,383
QUALCOMM, Inc.	4,795	532,533
		7,488,681
Software - 18.4%
Adobe, Inc. *	2,988	1,523,581
Atlassian Corp., Class A *	56	11,285
Autodesk, Inc. *	1,396	288,846
Cadence Design Systems, Inc. *	2,886	676,190
Fortinet, Inc. *	4,986	292,579
Intuit, Inc.	659	336,710
Manhattan Associates, Inc. *	2,402	474,779
Microsoft Corp.	31,518	9,951,809
Oracle Corp.	230	24,362
Palo Alto Networks, Inc. *	121	28,367
RingCentral, Inc., Class A *	1,953	57,867
Salesforce, Inc. *	2,376	481,805
ServiceNow, Inc. *	1,117	624,358
Teradata Corp. *	4,714	212,224
VMware, Inc., Class A *	422	70,255
Workday, Inc., Class A *	545	117,093
		15,172,110
Specialized REITs - 0.3%
SBA Communications Corp.	1,070	214,182

Specialty Retail - 2.8%
AutoNation, Inc. *	1,696	256,774
Best Buy Co., Inc.	3,977	276,282
Chewy, Inc., Class A *	1,667	30,440
Five Below, Inc. *	1,337	215,123
O'Reilly Automotive, Inc. *	346	314,466

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Specialty Retail (continued)
Penske Automotive Group, Inc.	431	$72,003
TJX Cos., Inc. (The)	12,583	1,118,377
Wayfair, Inc., Class A *	277	16,778
		2,300,243
Technology Hardware, Storage & Peripherals - 13.0%
Apple, Inc.	59,002	10,101,732
Dell Technologies, Inc., Class C	3,010	207,389
Hewlett Packard Enterprise Co.	13,186	229,041
HP, Inc.	5,161	132,638
		10,670,800
Textiles, Apparel & Luxury Goods - 1.4%
Lululemon Athletica, Inc. *	1,515	584,199
NIKE, Inc., Class B	1,424	136,163
Skechers USA, Inc., Class A *	8,423	412,306
		1,132,668
Trading Companies & Distributors - 1.1%
WW Grainger, Inc.	1,298	898,008

Total Common Stocks
(Cost - $56,594,429)		80,778,572
Short-Term Investments - 2.1%
Money Market Funds - 2.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a) (Cost - $1,725,804)	1,725,804	1,725,804

Total Investments - 100.3%
(Cost - $58,320,233)		$82,504,376
Other Assets Less Liabilities - Net (0.3)%		(215,618)
Total Net Assets - 100.0%		$82,288,758

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	5	12/15/2023	$1,486,650	$(43,107)